Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Financial assets:
Derivative financial instruments	¥ 4,675,358	¥ 5,521,617
Financial liabilities:
Derivative financial instruments	4,176,343	4,949,433
Financial liabilities designated at fair value through profit or loss	362,172	239,519
Credit derivatives [member]
Financial assets:
Derivative financial instruments	0
Financial liabilities:
Derivative financial instruments	0
At fair value [member]
Financial assets:
Derivative financial instruments	4,675,358	5,521,617
Investment securities at fair value through other comprehensive income	30,614,649	30,979,446
Financial liabilities:
Derivative financial instruments	4,176,343	4,949,433
Financial liabilities designated at fair value through profit or loss	362,172	239,519
Others	11,913	9,151
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,743,296	2,325,865
Financial liabilities:
Derivative financial instruments	1,636,652	2,175,060
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	71,785	66,602
Financial liabilities:
Derivative financial instruments	88,409	90,498
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	23,870	24,559
Financial liabilities:
Derivative financial instruments	27,710	28,545
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,502	18,064
Investment securities at fair value through other comprehensive income	518,331	447,605
Financial liabilities:
Derivative financial instruments	15,220	18,095
Financial liabilities designated at fair value through profit or loss	239,036	166,896
Others	3,096	1,104
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Financial assets at fair value through profit or loss	0
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	239,036	166,896
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	184	289
Financial liabilities:
Derivative financial instruments	2,007	3,877
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	472	507
Financial liabilities:
Derivative financial instruments	5,139	5,848
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	16,256	15,411
Financial liabilities:
Derivative financial instruments	7,984	8,279
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	1,590	1,857
Financial liabilities:
Derivative financial instruments	90	91
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	595,148	561,450
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	0
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	32,619	32,777
Investment securities at fair value through other comprehensive income	518,331	¥ 447,605
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	0
Investment securities at fair value through other comprehensive income	¥ 0
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	15.00%	15.00%
Quanto correlation	8.00%	8.00%
Interest rate volatility	3.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	98.00%	98.00%
Quanto correlation	33.00%	30.00%
Interest rate volatility	4.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	28.00%	27.00%
Foreign exchange volatility	6.00%	7.00%
Quanto correlation	8.00%	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	98.00%	98.00%
Foreign exchange volatility	25.00%	31.00%
Quanto correlation	47.00%	48.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	16.00%	17.00%
Equity to equity correlation	38.00%	36.00%
Quanto correlation	(19.00%)	(33.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	71.00%	61.00%
Equity to equity correlation	97.00%	97.00%
Quanto correlation	37.00%	35.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	45.00%	45.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 239,036
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	10.00%	9.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	23.00%	32.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	22.00%	26.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	38.00%	41.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
Loss given default rate	10.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	10.00%	12.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	90.00%	90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	2.00%	2.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	9.4	9.4
Price/Book value multiple	0.3	0.2
EV/EBITDA multiple	3.7	3.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	60.8	63.6
Price/Book value multiple	2.5	2.9
EV/EBITDA multiple	16.5	14.8
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss		¥ 166,896
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	32.00%	36.00%
Interest rate to interest rate correlation	28.00%	27.00%
Quanto correlation	(19.00%)	(33.00%)
Volatility	18.00%	17.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	93.00%	93.00%
Interest rate to interest rate correlation	30.00%	98.00%
Quanto correlation	47.00%	48.00%
Volatility	49.00%	50.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial assets:
Others	¥ 0
Financial liabilities:
Others	¥ 3,096	¥ 1,104
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	46.00%	48.00%
Interest rate to interest rate correlation	15.00%	15.00%
Quanto correlation	(10.00%)	(27.00%)
Volatility	16.00%	17.00%
Foreign exchange volatility	10.00%	9.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	97.00%	97.00%
Interest rate to interest rate correlation	98.00%	98.00%
Quanto correlation	47.00%	48.00%
Volatility	41.00%	53.00%
Foreign exchange volatility	25.00%	32.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%